Equity	12 Months Ended
Jun. 30, 2019
Disclosure of reserves within equity [abstract]
Equity
17. Equity

Accounting policies

Own shares represent shares and share options of Diageo plc that are held in treasury or by employee share trusts for the purpose of fulfilling obligations in respect of various employee share plans or were acquired as part of a share buyback programme. Own shares are treated as a deduction from equity until the shares are cancelled, reissued or disposed of and when vest are transferred from own shares to retained earnings at their weighted average cost.

Share-based payments include share awards and options granted to directors and employees. The fair value of equity settled share options and share grants is initially measured at grant date based on the binomial or Monte Carlo models and is charged to the income statement over the vesting period. For equity settled shares the credit is included in retained earnings. Cancellations of share options are treated as an acceleration of the vesting period and any outstanding charge is recognised in operating profit immediately. Any surplus or deficit arising on the sale of the Diageo plc shares held by the group is included as a movement in equity.

Dividends are included in the financial statements in the year in which they are approved.

(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2019	2,601	753
At 30 June 2018	2,695	780
At 30 June 2017	2,754	797

(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2016	(90)	(431)	(521)
Other comprehensive income	69	(1)	68
At 30 June 2017	(21)	(432)	(453)
Other comprehensive income	(44)	(530)	(574)
Adoption of IFRS 9 by associate	(3)	—	(3)
At 30 June 2018	(68)	(962)	(1,030)
Other comprehensive income	31	181	212
At 30 June 2019	(37)	(781)	(818)
(c) Own shares

Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2016	244	2,189
Share trust arrangements	(3)	(32)
Shares purchased employee share plans	5	101
Shares used to satisfy options	(5)	(82)
At 30 June 2017	241	2,176
Share trust arrangements	(1)	(9)
Shares purchased employee share plans	2	66
Shares used to satisfy options	(4)	(89)
Shares purchased - share buyback programme	59	1,507
Shares cancelled	(59)	(1,507)
At 30 June 2018	238	2,144
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(5)	(104)
Shares purchased - share buyback programme	95	2,775
Shares cancelled	(95)	(2,775)
At 30 June 2019	232	2,026

During the year ended 30 June 2019 the company purchased call options over 4 million shares at a cost of £14 million to hedge employee share awards and share option grants. These are three-year call options, denominated in sterling.

Share trust arrangements

At 30 June 2019 the employee share trusts owned 3 million of ordinary shares in Diageo plc at a cost of £58 million and market value of £92 million (2018 – 4 million shares at a cost of £72 million, market value £106 million; 2017 – 5 million shares at a cost of £81 million, market value £107 million). Dividends receivable by the employee share trusts on the shares are waived and the trustee abstains from voting.

Purchase of own shares

Authorisation was given by shareholders on 20 September 2018 to purchase a maximum of 246,118,306 shares at a minimum price of 28 101/108 pence and a maximum price of higher of (a) 105% of the average of the middle market quotations for an ordinary share for the five preceding business days and (b) the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange at the time the purchase is carried out. The programme expires at the conclusion of the next Annual General Meeting or on 19 December 2019 if earlier.

During the year ended 30 June 2018, as part of the employee share schemes, the company purchased 2.5 million ordinary shares, nominal value of £1 million (2017 – 5 million ordinary shares, nominal value of £1 million), representing approximately 0.1% (2017 - 0.2%) of the issued ordinary share capital (excluding treasury shares).

In the year ended 30 June 2019 the group purchased 94.7 million ordinary shares (2018 – 58.9 million), representing approximately 3.5% of the issued ordinary share capital (2018 – 2.1%) at an average price of £29.24 per share, and an aggregate cost of £2,775 million (including £6 million of transaction costs) (2018 – £25.43 per share, and an aggregate cost of £1,507 million including £9 million of transaction costs) under share buyback programmes. The programme completed on 10 July 2019 resulting in the repurchase of an additional 0.3 million shares at an average price of £33.73, and an aggregate cost of £26 million (including £17 million settlement payments for the full tranche) recognised as a financial liability at 30 June 2019. The shares purchased under the share buyback programmes were cancelled.

The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2019 were as follows:

Calendar month	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
August 2018	5,500,453	5,500,453	2775	240,617,853
September 2018	8,965,815	8,965,815	2679	231,652,038
October 2018	11,731,281	11,731,281	2660	219,920,757
November 2018	11,421,897	11,421,897	2747	208,498,860
December 2018	8,859,766	8,859,766	2822	199,639,094
January 2019	1,344,885	1,344,885	2734	198,294,209
February 2019	96,000	96,000	2835	198,198,209
March 2019	22,646,246	22,646,246	3033	175,551,963
April 2019	11,631,712	11,631,712	3131	163,920,251
May 2019	8,810,782	8,810,782	3247	155,109,469
June 2019	3,700,028	3,700,028	3343	151,409,441
Total	94,708,865	94,708,865	2924	151,409,441
(d) Dividends

	2019 £ million	2018 £ million	2017 £ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2018
40.4 pence per share (2017 – 38.5 pence; 2016 – 36.6 pence)	993	968	920
Interim dividend for the year ended 30 June 2019
26.1 pence per share (2018 – 24.9 pence; 2017 – 23.7 pence)	630	613	595
	1,623	1,581	1,515

The proposed final dividend of £1,006 million (42.47 pence per share) for the year ended 30 June 2019 was approved by the Board of Directors on 25 July 2019. As this was after the balance sheet date and the dividend is subject to approval by shareholders at the Annual General Meeting, this dividend has not been included as a liability in these consolidated financial statements. There are no corporate tax consequences arising from this treatment.

Dividends are waived on all treasury shares owned by the company and all shares owned by the employee share trusts.
(e) Non-controlling interests

Diageo consolidates USL, a company incorporated in India, with a 43.91% non-controlling interest and has a 50% controlling interest in Ketel One Worldwide B.V. (Ketel One), a company incorporated in the Netherlands. All other consolidated subsidiaries are fully owned or the non-controlling interests are not material.

Summarised financial information for USL, Ketel One and others, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2019			2018	2017
	USL £ million	Ketel One and others £ million	Total £ million	Total £ million	Total £ million
Income statement
Sales	3,229	2,117	5,346	4,926	4,844
Net sales	1,016	1,640	2,656	2,431	2,412
Profit for the year	78	305	383	244	229
Other comprehensive income/(loss)(i)	59	78	137	(163)	116
Total comprehensive income	137	383	520	81	345
Attributable to non-controlling interests	61	173	234	53	148
Balance sheet
Non-current assets(ii)	2,315	2,998	5,313	4,973	4,975
Current assets	587	882	1,469	1,384	1,222
Non-current liabilities	(473)	(1,053)	(1,526)	(1,425)	(1,327)
Current liabilities	(496)	(708)	(1,204)	(1,183)	(1,199)
Net assets	1,933	2,119	4,052	3,749	3,671
Attributable to non-controlling interests	849	946	1,795	1,765	1,715
Cash flow
Net cash inflow from operating activities	109	433	542	334	355
Net cash (outflow) from investing activities	(18)	(139)	(157)	(136)	(86)
Net cash (outflow) from financing activities	(97)	(169)	(266)	(164)	(172)
Net increase/(decrease) in cash and cash equivalents	(6)	125	119	34	97
Exchange differences	1	2	3	(2)	(3)
Dividends payable to non-controlling interests	—	(114)	(114)	(101)	(83)

(i)	Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.

(ii)
Ketel One includes the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2019 was £1,418 million (2018 – £1,363 million; 2017 – £1,385 million).

(1) On 17 August 2018 Diageo acquired 20.29% of the share capital of Sichuan Shuijingfang Company Limited (SJF) which was already controlled and therefore consolidated prior to the transaction. On 9 April 2019 Diageo completed the purchase of a further 3.14% of SJF’s share capital. These transactions took Diageo’s shareholding in SJF from 39.71% to 63.14%.
(f) Employee share compensation

The group uses a number of share award and option plans to grant to its directors and employees.

The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2019 is as follows:

	2019 £ million	2018 £ million	2017 £ million
Executive share award plans	41	33	28
Executive share option plans	4	3	3
Savings plans	4	3	3
	49	39	34

Executive share awards are primarily made under the Diageo 2014 Long Term Incentive Plan (DLTIP) from September 2014 onwards. Prior to the introduction of the DLTIP, employees in associated companies were granted awards under the Diageo plc 2011 Associated Companies Share Incentive Plan (DACSIP). There was a single grant in September 2016 under the Diageo Performance Incentive plan. Under all of these plans, conditional awards can be delivered in the form of restricted shares or share options at the market value at the time of grant.

Share awards normally vest and are released on the third anniversary of the grant date. Participants do not make a payment to receive the award at grant. Executive Directors are required to hold any vested shares awarded from 2014 for a further two-year period. Share options may normally be exercised between three and ten years after the grant date. Executives in North America and Latin America and Caribbean are granted awards over the company’s ADSs (one ADS is equivalent to four ordinary shares).

Performance shares under the DLTIP are subject to the achievement of three equally weighted performance tests: 1) compound annual growth in profit before exceptional items over three years; 2) compound annual growth in organic net sales over three years; 3) cumulative free cash flow over a three-year period, measured at constant exchange rates. Shares awarded under the Diageo Performance Incentive plan (DPI) in September 2016 are subject to the achievement of two equally weighted performance tests over the three-year performance period. These were: 1) compound annual growth in organic net sales over three years; and 2) productivity savings over three years, with an assessment of line manager performance as an underpin. Performance share options under the DLTIP are subject to the achievement of two equally weighted performance tests: 1) a comparison of Diageo’s three-year TSR with a peer group; 2) compound annual growth in profit before exceptional items over three years. Performance measures and targets are set annually by the Remuneration Committee. The vesting range is 20% or 25% (for Executive Directors and for other participants respectively) for achieving minimum performance targets, up to 100% for achieving the maximum target level. Retesting of the performance condition is not permitted.

For performance shares under the DLTIP dividends are accrued on awards and are given to participants to the extent that the awards actually vest at the end of the performance period. Dividends are normally paid out in the form of shares.

For the three years ended 30 June 2019, the calculation of the fair value of each share award used the Monte Carlo pricing model and the following assumptions:

	2019	2018	2017
Risk free interest rate	0.8%	0.3%	0.1%
Expected life of the awards	37 months	37 months	36 months
Dividend yield	2.4%	2.6%	3.0%
Weighted average share price	2736 p	2573 p	2130 p
Weighted average fair value of awards granted in the year	1941 p	1761 p	1427 p
Number of awards granted in the year	2.5 million	2.3 million	3.6 million
Fair value of all awards granted in the year	£48 million	£41 million	£51 million

Transactions on schemes

Transactions on the executive share award plans for the three years ended 30 June 2019 were as follows:

	2019 Number of awards million	2018 Number of awards million	2017 Number of awards million
Balance outstanding at 1 July	7.8	7.9	7.2
Granted	2.5	2.3	3.6
Exercised/awarded	(2.1)	(0.7)	(1.3)
Forfeited/expired	(1.2)	(1.7)	(1.6)
Balance outstanding at 30 June	7.0	7.8	7.9

At 30 June 2019, 3.4 million executive share options were exercisable at a weighted average exercise price of 1816 pence.